Schedule of Effective Income Tax Rate Reconciliation (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Computed statutory income tax benefit					$ (27,837)	$ (28,995)
(Increase) reduction in income tax benefit resulting from State income tax benefit, net of federal income taxes					(3,711)	(3,893)
Nondeductible stock based compensation					333	203
Contribution of services by shareholder					527	71
Research and development tax credits						(2,515)
Other, net					(238)	477
Income Tax Reconciliation Income Tax Expense Benefit Before Valuation Allowance, Total					(30,926)	(34,652)
Change in valuation allowance for deferred tax assets					30,926	34,652
Total income tax provision	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0